Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash And Cash Equivalents	4. CASH AND CASH EQUIVALENTS

	December 31
	2014	2015
	US$	US$
Cash and deposits in bank	38,851	28,780
Time deposits	155,360	151,739

	194,211	180,519